Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 971,000.00
Previously Paid Amount	0.00
Total Fee Amount	148.66
Total Offset Amount	0.00
Net Fee	148.66
Narrative - Max Aggregate Offering Price	$ 971,000.00
Final Prospectus	true